Acquisitions	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Acquisitions
4.	ACQUISITIONS

Business combinations in 2014:

Aipu Group

To expand the reach of the Company’s data transmission network into regional last-mile access networks, further strengthening its position as a leading integrated internet infrastructure services provider in China, on May 31, 2014, the Company acquired from third party selling shareholders (the “Selling Shareholder”) the controlling interest represented by 50% equity interests plus one share of Aipu Group, one of the largest regional internet service providers in Southwest China, for a total purchase consideration of RMB748,971, as follow:

RMB
Cash consideration (i)	700,000
Contingent consideration in cash (ii) *	48,971

Total fair value of purchase price consideration	748,971

*	The Company determined the fair value of the contingent consideration with the assistance of an independent third party valuation firm.

Details of the purchase consideration are as follows:

i.	RMB700,000 of the above cash consideration was paid in 2014.

ii.	The contingent consideration in cash was determined based on the achievement by Aipu Group of certain revenue and net profit targets as well as certain operational performance targets in accordance with the sales and purchase agreement for the fiscal years 2014, 2015 and 2016. The Company determined the fair value of the contingent cash consideration as of the acquisition date and at the end of 2014 and 2015 with the assistance of an independent third party valuation firm based on the Company’s assessment of whether Aipu Group will meet the aforementioned contractually stipulated targets. The outstanding contingent consideration amount was recorded in the “Amount due to related parties” balance within the Company’s consolidated balance sheets (Note 24).

The sale and purchase agreement also provided put options that allows the Selling Shareholders to sell the remaining 50% equity interests in the Aipu Group in three tranches, namely 28% equity interest in 2015, 11% equity interest in 2016 and the remaining equity interests (including those in 2015 and 2016 if these put options are not exercised) in 2017 for a consideration determined using certain financial or operational targets with a floor of RMB700,000 or a ceiling of RMB800,000, in aggregate. A portion of the consideration is to be settled in cash based on certain financial target stipulated in the sale and purchase agreement. The difference will be settled in cash or shares, with the choice to settle in cash or shares residing with the Company for the first tranche and the Selling Shareholders in the subsequent tranches.

The noncontrolling interests are to be redeemed by the Company at the option of the Selling Shareholders in return for cash and shares where the maximum number of shares required to be delivered is outside of the control of the Company, and thus are accounted for as redeemable noncontrolling interests. The Company elects to recognize the changes in redemption value immediately as they occur and adjust the carrying amount of the noncontrolling interests to the redemption value at the end of each reporting period as if it was the redemption date in accordance with ASC topic 480 (“ASC 480”), Distinguishing Liabilities from Equity. As the remaining 50% equity interests are held by a few non-controlling shareholders where the underlying shares of the Aipu Group are not publicly traded, the put options are embedded features in the Aipu Group’s shares, which does not qualify for bifurcation accounting. The put options are recognized as part of redeemable non-controlling interests (Note 28). The redeemable noncontrolling interests were initially recorded at acquisition date fair value and subsequently adjusted to the balance after attribution of Aipu Group’s net income pursuant to ASC 810, Consolidation, and the redemption value pursuant to ASC 480, whichever is greater. Adjustments to the carrying amount of redeemable noncontrolling interests pursuant to ASC 480, if any, are charged to additional paid-in capital.

Dermot Entities

As part of the Company’s business strategy to expand into the Virtual Private Network (“VPN”) market, the Group acquired 100% equity interests in the Dermot Entities from a third party selling shareholder, on August 10, 2014 for a total purchase consideration of RMB953,567.

RMB
Cash consideration (i)	598,500
Contingent ordinary shares issuance * (ii) (iii)	355,067

Total fair value of purchase price consideration	953,567

*	The Company determined the fair value of the contingent share consideration with the assistance of an independent third party valuation firm.

Details of the purchase consideration are as follows:

i.	RMB 598,500 of the above cash consideration was paid in 2014.

ii.	The contingent consideration in shares are determined based on the achievement by Dermot Entities of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2014 and 2015 as well as compliance to the terms of the sales and purchase agreement. The above contingent consideration amounts were derived from the Company’s assessment of whether Dermot Entities will meet the contractually stipulated targets. The outstanding contingent consideration related to fiscal year 2015 has been recorded in the “Amount due to related parties” balance within the Company’s consolidated balance sheets.

iii.	As the contingent consideration in shares is predominately derived from a financial performance parameter other than the fair value of the issuer’s shares, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. The contingent consideration related to fiscal year 2014 has been resolved and remeasured in April 2015, with its fair value of RMB210,000 reclassified to additional paid in capital. The Company subsequently issued 1,923,556 ADS in April 2015 in relation to this.

The sale and purchase agreement also provided (i) 237,874 restricted share units to be settled in cash or shares at the Company’s option and (ii) cash payments if the financial performance for fiscal years 2014 and 2015 exceed certain agreed-upon financial targets, to be granted and paid to certain Dermot Entities management over agreed requisite service periods subsequent to the acquisition. The related compensation for post-acquisition services provided by the employees is accounted as compensation and recorded in the Company’s consolidated statements of operations (Note 22(c)).

Other acquisitions

As part of the Company’s business strategy to expand the existing hosting service, the Company completed other several non-significant acquisitions in 2014. The aggregate consideration for the three acquisitions is RMB 64,232, as follow:

RMB
Cash consideration (i)	49,554
Contingent consideration in cash * (ii)	7,339
Contingent ordinary shares issuance * (ii) (iii)	7,339

Total fair value of purchase price consideration	64,232

*	The Company determined the fair value of the contingent share consideration with the assistance of an independent third party valuation firm.

Details of the purchase consideration are as follows:

i.	RMB49,554 of the above cash consideration was paid in 2014.

ii.	The contingent consideration in both cash and shares are determined based on the achievement by Guangdong Tianying Information Technology Co., Ltd. (“GD Tianying”) of certain financial and operational targets in accordance with the sales and purchase agreement for the fiscal years 2014, 2015 and 2016 as well as compliance to the terms of the sales and purchase agreement. The above contingent consideration amounts were derived from the Company’s assessment of whether GD Tianying will meet the contractually stipulated targets. The outstanding contingent consideration related to fiscal 2016 has been recorded in the “Amount due to related parties” balance within the Company’s Consolidated Balance Sheets

iii.	As the contingent consideration of GD Tianying in shares is predominately derived from a financial and operational performance parameter other than the fair value of the issuer’s shares, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. The contingent consideration related to fiscal year 2014 has been resolved and remeasured in September 2015, with its fair value of RMB4,543 reclassified to additional paid in capital. The Company subsequently issued 225,262 Shares in September 2015 for the contingent consideration related to GD Tianying’s 2014 performance.

As the financial and/or operational targets for fiscal year 2015 were not achieved, the corresponding portion of the contingent consideration of RMB9,455 was reversed and recognized as a gain in the current period expense.

As of December 31, 2015, the Company was in the process of negotiation with the seller of GD Tianying on the gross value of the contingent consideration related to fiscal year 2016. As this is a pending event subsequent to the acquisition which is unrelated to the original acquisition, the Company concluded that the accounting for any settlement should be separated from that of the business combination. Based on the Company’s best estimate, the fair value of the related contingent consideration in cash and shares of RMB16,350, as determined based on the remeasured amount of December 31, 2015, is accrued as a contingent payable pursuant to ASC 450, Contingencies.

Asset acquisition in 2014:

On September 30, 2014, the Company through its subsidiary, 21Vianet Beijing acquired 100% equity interests in Beijing Yichengtaihe Investment Co., Ltd (“BJ Yichengtaihe”) with the total consideration of RMB198,846. The purpose is to establish a new data center with the acquired property and electricity equipment. As BJ Yichengtaihe does not possess all the elements that are necessary to conduct normal operations as a business and had not yet commenced operations, such acquisition was accounted for as an acquisition of assets.

Business combinations in 2013:

WiFire BJ and Yilong

On February 28, 2013, as part of the Company’s business strategy to expand into the VPN market and to expand the Company’s existing managed network services (“MNS”), the Company acquired 100% of the equity interests in WiFire BJ and Yilong for a total purchase consideration of RMB73,389.

The contingent consideration in both cash and shares are determined based on the achievement by WiFire BJ and Yilong of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2013 and 2014 as well as compliance to the terms of the sales and purchase agreement.

As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. As the contingency with respect to the financial targets for fiscal year 2013 was resolved, the corresponding portion of the contingent consideration was remeasured on December 31, 2013 and December 31, 2014, with its fair value of RMB10,082 and RMB15,960 reclassified to additional paid in capital. As the contingency with respect to the financial targets for fiscal year 2014 was resolved, the corresponding portion of the contingent consideration was remeasured on December 31, 2014, with its fair value of RMB7,762 reclassified to additional paid in capital.

iJoy

On April 30, 2013, as a part of the Company’s business expansion strategy into the provision of content delivery network (“CDN”) services, the Company acquired 100% equity interests in iJoy for a total purchase consideration of RMB96,957 (net of the pre-existing receivables and payables which is settled between the Company and iJoy on the acquisition date).

The contingent considerations in cash and shares are determined based on the achievement by iJoy of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2013, 2014 and 2015 as well as meeting certain operational milestones provided in the terms of the sales and purchase agreement. The above contingent consideration amounts were derived from the Company’s assessment of whether iJoy will meet the contractually stipulated targets. The Company determined the fair value of the contingent consideration in cash and shares with the assistance of an independent third party valuation firm.

As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. As the contingency with respect to the financial and/or operational targets for fiscal year 2013 and 2014 was resolved, the corresponding portion of the contingent consideration was remeasured with its fair value of RMB31,956 and RMB21,076 reclassified to additional paid in capital, respectively. As the financial and/or operational targets for fiscal year 2015 were not achieved, the remaining portion of the contingent consideration of RMB19,725 was reversed and recognized as a gain in the current period expense.